Goodwill and Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets (Textual) [Abstract]
Goodwill	$ 8,431,000	$ 8,431,000
Intangible assets, net carrying value	153,000	204,000
Intangible assets, gross	1,534,000	1,534,000
Intangible assets, accumulated amortization	1,381,000	1,330,000
Amortization of intangible assets	$ 51,000	$ 70,000